Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2018
Registrant Name	Victory Portfolios II
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	Oct. 25, 2018
Document Effective Date	Nov. 01, 2018
Prospectus Date	Nov. 01, 2018
VictoryShares US 500 Volatility Wtd ETF | VictoryShares US 500 Volatility Wtd ETF
Prospectus:
Trading Symbol	CFA
VictoryShares Quality Growth ETF | VictoryShares Quality Growth ETF
Prospectus:
Trading Symbol	VSQG
VictoryShares Quality Value ETF | VictoryShares Quality Value ETF
Prospectus:
Trading Symbol	VSQV
VictoryShares US Small Cap Volatility Wtd ETF | VictoryShares US Small Cap Volatility Wtd ETF
Prospectus:
Trading Symbol	CSA
VictoryShares International Volatility Wtd ETF | VictoryShares International Volatility Wtd ETF
Prospectus:
Trading Symbol	CIL
VictoryShares Emerging Market Volatility Wtd ETF | VictoryShares Emerging Market Volatility Wtd ETF
Prospectus:
Trading Symbol	CEZ
VictoryShares US Large Cap High Div Volatility Wtd ETF | VictoryShares US Large Cap High Div Volatility Wtd ETF
Prospectus:
Trading Symbol	CDL
VictoryShares US Small Cap High Div Volatility Wtd ETF | VictoryShares US Small Cap High Div Volatility Wtd ETF
Prospectus:
Trading Symbol	CSB
VictoryShares International High Div Volatility Wtd ETF | VictoryShares International High Div Volatility Wtd ETF
Prospectus:
Trading Symbol	CID
VictoryShares Emerging Market High Div Volatility Wtd ETF | VictoryShares Emerging Market High Div Volatility Wtd ETF
Prospectus:
Trading Symbol	CEY
VictoryShares Dividend Accelerator ETF | VictoryShares Dividend Accelerator ETF
Prospectus:
Trading Symbol	VSDA
VictoryShares US Multi-Factor Minimum Volatility ETF | VictoryShares US Multi-Factor Minimum Volatility ETF
Prospectus:
Trading Symbol	VSMV
VictoryShares Global Multi-Factor Minimum Volatility ETF | VictoryShares Global Multi-Factor Minimum Volatility ETF
Prospectus:
Trading Symbol	VSGV
VictoryShares International Multi-Factor Minimum Volatility ETF | VictoryShares International Multi-Factor Minimum Volatility ETF
Prospectus:
Trading Symbol	VSIV
VictoryShares US 500 Enhanced Volatility Wtd ETF | VictoryShares US 500 Enhanced Volatility Wtd ETF
Prospectus:
Trading Symbol	CFO
VictoryShares US EQ Income Enhanced Volatility Wtd ETF | VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Prospectus:
Trading Symbol	CDC
VictoryShares US Discovery Enhanced Volatility Wtd ETF | VictoryShares US Discovery Enhanced Volatility Wtd ETF
Prospectus:
Trading Symbol	CSF
VictoryShares Developed Enhanced Volatility Wtd ETF | VictoryShares Developed Enhanced Volatility Wtd ETF
Prospectus:
Trading Symbol	CIZ